UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/01

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    07/31/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              12
Form 13F Information Table Value Total:              $165,322
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      SC VII MANAGEMENT-A LLC
                                                     FORM 13F INFORMATION TABLE
                                                           AS OF 06/30/01

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ------- --------       --------------------
CISCO SYSTEMS                COMMON      17275R102          8,773      482,014  SH        SOLE                 482,014
CORVIS                       COMMON      221009103            651      148,331  SH        SOLE                 148,331
E.PIPHANY                    COMMON      26881V100            423       41,615  SH        SOLE                  41,615
LANDACORP                    COMMON      514756105          4,248    2,427,500  SH        SOLE               2,427,500
MEDTRONIC                    COMMON      585055106            755       16,403  SH        SOLE                  16,403
METAWAVE                     COMMON      591409107            124       23,850  SH        SOLE                  23,850
PIXELWORKS                   COMMON      72581M107         83,940    2,348,640  SH        SOLE               2,348,640
REDBACK NETWORKS             COMMON      757209101         28,386    3,182,314  SH        SOLE               3,182,314
SCIENT CORP                  COMMON      80864H109          5,715    6,145,635  SH        SOLE               6,145,635
TERRA LYCOS                  ADS         88100W103            459       60,312  SH        SOLE                  60,312
VERISITY                     ORDINARY    M97385112         29,011    1,813,166  SH        SOLE               1,813,166
WEBVAN                       COMMON      94845V103          2,837   35,462,844  SH        SOLE              35,462,844
                                         TOTAL            165,322